Investments	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about investment property [abstract]
Investments
10.
Investments

	As at March 31,	As at March 31,
	2025	2026	2026
	(INR)	(INR)	(USD)
Non-current
Financial assets at fair value through profit or loss
Investment in energy funds	831	996	11
Investment in optionally-convertible debentures	247	403	4
Total	1,078	1,399	15

Current
Financial assets at fair value through profit or loss
Investment in mutual funds	264	7,286	78
Total	264	7,286	78